Guarantees, commitments, pledged assets and contingencies - Uses of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 664,122	$ 608,948
Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	664,122	608,948
Securities borrowing and lending [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	158,748	154,699
Obligations related to securities sold short [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	45,288	46,151
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	274,392	263,005
Securitization [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	40,438	39,687
Covered bonds [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	62,905	46,699
Derivative transactions [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	49,556	31,941
Foreign governments and central banks [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	9,503	7,314
Clearing systems, payment systems and depositories [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	8,263	3,809
Other [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 15,029	$ 15,643